Employee benefits - Narrative (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2024 CLF	Apr. 25, 2023 CLF	Dec. 31, 2024 USD ($) executive shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Employee benefits [Line Items]
Number of company executives entitled to benefits | executive			41
Net defined benefit liability			$ 26,621	$ 18,428
Key management personnel compensation	CLF 600	CLF 600	$ 8,193	$ 9,933	$ 8,495
Financial target compensation plan
Employee benefits [Line Items]
Key management personnel compensation					$ 2,251
Number of shares effected | shares			188,740
Men
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			65 years	65 years	65 years
Men | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			65 years
Women
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			60 years	60 years	60 years
Women | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			60 years